Guarantees and Indemnifications (Details) (USD $) In Millions, unless otherwise specified	May 31, 2014
Guarantees [Abstract]
Guaranteed Principal Amount Of Special Facility Revenue Bonds	$ 528
Future Principal And Interest Payments For Special Facility Revenue Bonds	$ 649